Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting Information [Line Items]
Total Revenues		¥ 682,761	¥ 707,003	¥ 1,359,735	¥ 1,364,816
Income before Income Taxes		95,075	80,560	184,467	166,124
Japan | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues		509,496	549,794	1,020,846	1,065,266
Income before Income Taxes		66,176	36,346	129,856	87,212
The Americas | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[1]	64,030	60,575	127,510	109,392
Income before Income Taxes	[1]	9,069	16,791	20,516	24,916
Other Countries | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[2]	109,235	96,634	211,379	190,158
Income before Income Taxes	[2]	¥ 19,830	¥ 27,423	¥ 34,095	¥ 53,996

[1]	Mainly the United States
[2]	Mainly Asia, Europe, Australasia and Middle East